UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             Form 13F

                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment  [   ] ;  Amendment Number:

Institutional Investment Manager Filing this Report:

Name:              Burroughs & Hutchinson, Inc.
Address:           702 W. Idaho  Suite 810   Mailing: P.O. Box 1676
                   Boise, ID 83702                    Boise, ID 83701

For 13F File Number 28-7788

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              Jill Timm
Title:             Operations Manager
Phone:             (208-343-7556

Signature, Place, and Date of Signing:

                   Jill Timm        Boise, Idaho     10/25/99

Report does not include holdings of less than 10,000 shares and less than $200,000 market value.

Report Type (Check only one.):

[ x  ]     13F HOLDINGS REPORT.

[    ]      13F NOTICE.

[    ]      13F COMBINATION REPORT.










Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager: None

Form 13F Information Table Entry Total              82

Form 13F Information Table Value Total        $123,584
                                             (thousands)


List of Other Included Managers:  None

                        Form 13F INFORMATION TABLE

                TITLE OF              VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER  VOTING AUTHORITY
NAME OF ISSURER   CLASS    CUSIP     (X$1000) PRN AMT PRN CALL DSCRETIN MGRS   SOLE SHRD NONE

Abbott Labs         Com    002824100     989  26,968  SH        SOLE    NONE    100%
Albertson's         Com    013104104   2,090  52,834  SH        SOLE    NONE    100%
American Express    Com    025816109     844   6,250  SH        SOLE    NONE    100%
American Intl. GrP  Com    026874107   1,279  14,715  SH        SOLE    NONE    100%
American Standard C Com    029712106   1,954  50,600  SH        SOLE    NONE    100%
American Tel. & Tel Com    001957109     916  21,054  SH        SOLE    NONE    100%
Amgen Inc           Com    031162100     399   4,900  SH        SOLE    NONE    100%
Anadarko Petroleum  Com    032511107   1,998  65,375  SH        SOLE    NONE    100%
Asia Tigers Fund    Mutual 04516T105     232  27,944  SH        SOLE    NONE    100%
Bank One            Com    06423A103     454  13,050  SH        SOLE    NONE    100%
Bank of America Cor Com    060505104   2,868  51,507  SH        SOLE    NONE    100%
Bear Stearns Co.    Com    073902108   1,016  26,437  SH        SOLE    NONE    100%
Biomet, Inc.        Com    090613100   2,407  91,475  SH        SOLE    NONE    100%
Blding Material Hld Com    120113105     167  16,700  SH        SOLE    NONE    100%
CSG Systems         Com    126349109   2,369  86,425  SH        SOLE    NONE    100%
Canadian Pacific Lt Com    135923100     944  41,370  SH        SOLE    NONE    100%
Chase Manhattan     Com    16161A108   3,210  42,585  SH        SOLE    NONE    100%
Chubb Corp.         Com    171232101     735  14,814  SH        SOLE    NONE    100%
Cisco Systems Inc   Com    17275R102   1,552  22,634  SH        SOLE    NONE    100%
Citigroup           Com    171196101   3,197  72,667  SH        SOLE    NONE    100%
Clayton Homes       Com    184190106   1,959 225,550  SH        SOLE    NONE    100%
Comcast Class A Spl Com    200300200   4,179 104,800  SH        SOLE    NONE    100%
Computer Sciences   Com    205363104   3,709  52,755  SH        SOLE    NONE    100%
Compuware           Com    205638109   1,989  76,335  SH        SOLE    NONE    100%
Delhaize American   Com    246688204   1,448  64,009  SH        SOLE    NONE    100%
Dress Barn          Com    261570105     787  42,900  SH        SOLE    NONE    100%
Epicor Software Crp Com    29426L108     250  43,500  SH        SOLE    NONE    100%
Expeditors Inc      Com    302130109   1,534  47,800  SH        SOLE    NONE    100%
Fannie Mae          Com    313586109   1,885  30,075  SH        SOLE    NONE    100%
First Data Corp     Com    319963104   1,932  44,025  SH        SOLE    NONE    100%
General Electric    Com    369604103   3,247  27,390  SH        SOLE    NONE    100%
General Motors      Com    370442105     614   9,750  SH        SOLE    NONE    100%
HEALTHSOUTH         Com    421924101     352  57,497  SH        SOLE    NONE    100%
Halliburton Co      Com    406216101   1,493  36,408  SH        SOLE    NONE    100%
Helen of Troy Ltd.  Com    G4338N106     205  21,300  SH        SOLE    NONE    100%
Hewlett - Packard   Com    428236103   2,886  31,802  SH        SOLE    NONE    100%
Home Depot          Com    437076102     961  14,005  SH        SOLE    NONE    100%
Int'l Business Mach Com    459200101   4,638  38,330  SH        SOLE    NONE    100%
Int'l Paper         Com    460146103     299   6,225  SH        SOLE    NONE    100%
Intel Corp.         Com    458140100     275   3,700  SH        SOLE    NONE    100%
K Mart              Com    482584109   1,200 102,685  SH        SOLE    NONE    100%
Latin America Inv F Mutual 518279104     235  22,819  SH        SOLE    NONE    100%
Lehman Brothers     Com    524908100   1,190  20,384  SH        SOLE    NONE    100%
Liberty Media Group Com    001957208   1,221  32,728  SH        SOLE    NONE    100%
Lilly (Eli) & Co.   Com    532457108   3,179  49,525  SH        SOLE    NONE    100%
MCI WorldCom        Com    55268B106   3,706  51,567  SH        SOLE    NONE    100%
MGIC Investment     Com    552848103     509  10,650  SH        SOLE    NONE    100%
Masco Corp.         Com    574599106   2,000  64,505  SH        SOLE    NONE    100%
MediaOne Group      Com    58440J104   2,964  43,395  SH        SOLE    NONE    100%
Men's Warehouse     Com    587118100   1,950  90,715  SH        SOLE    NONE    100%
Merck & Co.         Com    589331107   3,417  52,722  SH        SOLE    NONE    100%
Merrill Lynch Inc.  Com    590188108   2,041  30,300  SH        SOLE    NONE    100%
Morgan Stan. Emg Mk Mutual 61744G107     180  16,334  SH        SOLE    NONE    100%
Nova Corp           Com    669784100   2,171  86,840  SH        SOLE    NONE    100%
Oracle Systems      Com    68389X105   2,748  60,390  SH        SOLE    NONE    100%
Pepsico Inc.        Com    713448108   2,564  84,075  SH        SOLE    NONE    100%
Potash Corp         Com    73755L107     290   5,610  SH        SOLE    NONE    100%
Procter & Gamble    Com    742718109   1,098  11,709  SH        SOLE    NONE    100%
Redhook Ale Brewery Com    757473103     125  42,678  SH        SOLE    NONE    100%
Royal Dutch Petrol  Com    780257804   1,036  17,539  SH        SOLE    NONE    100%
S P D R Trust Unit  Unit Tr78462F103     238   1,850  SH        SOLE    NONE    100%
Schlumberger Ltd    Com    806857108     324   5,200  SH        SOLE    NONE    100%
St. Jude Medical In Com    790849103   1,069  33,950  SH        SOLE    NONE    100%
Sun Microsystems    Com    866810104   2,964  31,875  SH        SOLE    NONE    100%
Sungard Data System Com    867363103   3,598 136,740  SH        SOLE    NONE    100%
TJ International    Com    872534102     877  34,900  SH        SOLE    NONE    100%
TJX Companies Inc   Com    872540109     202   7,200  SH        SOLE    NONE    100%
Telefonica De Espan Com    879382208     390   8,121  SH        SOLE    NONE    100%
Telxon Inc.         Com    879700102     173  20,650  SH        SOLE    NONE    100%
Texaco Inc.         Com    881694103   1,484  23,505  SH        SOLE    NONE    100%
Time Warner         Com    887315109   1,063  17,501  SH        SOLE    NONE    100%
Transaction Sys. Ar Com    893416107     870  32,300  SH        SOLE    NONE    100%
Tweedy Browne Globa Mutual 901165100     214  10,438  SH        SOLE    NONE    100%
Tyco Intl Ltd       Com    902124106   3,845  37,235  SH        SOLE    NONE    100%
U.S. Bancorp        Com    902973106     333  11,016  SH        SOLE    NONE    100%
Ventas              Com    92276F100     937 197,350  SH        SOLE    NONE    100%
Vitro Sociedo SA AD Com    928502301      73  17,700  SH        SOLE    NONE    100%
Warner Lambert      Com    934488107   2,911  43,860  SH        SOLE    NONE    100%
Watson Pharmaceutic Com    942683103   1,856  60,730  SH        SOLE    NONE    100%
Wells Fargo         Com    949746101   1,124  28,375  SH        SOLE    NONE    100%
Werner Industries   Com    950755108     716  40,600  SH        SOLE    NONE    100%
Willamette Indus    Com    969133107     237   5,500  SH        SOLE    NONE    100%